Offerings - Offering: 1	Aug. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon conversion of the Series A Preferred Stock and/or the Warrant Exercise
Amount Registered | shares	24,521,672
Proposed Maximum Offering Price per Unit	73.92
Maximum Aggregate Offering Price	$ 1,812,641,994.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 277,515.49
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. (2) Estimated solely for the purpose of calculating the registration fee computed in accordance with Rule 457(c) on the basis of the average of the high and low sales prices for the Common Stock on August 12, 2025, as reported on the NYSE. (3) Consists of the resale of up to 24,521,672 shares of common stock issuable upon conversion of the Series A Preferred Stock and the exercise of the Warrant. (4) Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.